Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 7,299	$ 8,988
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating lease liabilities	$ 9,112	$ 11,044
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Weighted-average discount rate	4.75%
Weighted-average remaining lease term	3 years